Income Tax - Additional Information (Detail) - BRL (R$) R$ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Income Tax [Abstract]
Deferred tax assets not recognized	R$ 20,610	R$ 18,731	R$ 20,610	R$ 18,731	R$ 18,402	R$ 12,025
Brazilian statutory rates	34.00%	34.00%	34.00%	34.00%	34.00%	34.00%	34.00%